                              VAN KAMPEN PACE FUND

                    SUPPLEMENT DATED AUGUST 31, 2000 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1999,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*...................  President and Chief Operating Officer of asset management of
Two World Trade Center                 Morgan Stanley Dean Witter since December 1998. President
66th Floor                             and Director since April 1997 and Chief Executive Officer
New York, NY 10048                     since June 1998 of Morgan Stanley Dean Witter Advisors Inc.
Date of Birth: 08/13/53                and Morgan Stanley Dean Witter Services Company Inc.
Age: 46                                Chairman, Chief Executive Officer and Director of Morgan
                                       Stanley Dean Witter Distributors Inc. since June 1998.
                                       Chairman and Chief Executive Officer since June 1998, and
                                       Director since January 1998, of Morgan Stanley Dean Witter
                                       Trust FSB. Director of various Morgan Stanley Dean Witter
                                       subsidiaries. President of the Morgan Stanley Dean Witter
                                       funds and Discover Brokerage Index Series since May 1999.
                                       Trustee/Director of each of the funds in the Fund Complex, and Vice President of other investment companies advised by the Advisers and their affiliates. Previously Chief
                                       Strategic Officer of Morgan Stanley Dean Witter Advisors
                                       Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                       and Executive Vice President of Morgan Stanley Dean Witter
                                       Distributors Inc. April 1997-June 1998, Vice President of
                                       the Morgan Stanley Dean Witter Funds and Discover Brokerage
                                       Index Series May 1997-April 1999, and Executive Vice
                                       President of Dean Witter, Discover & Co.
Richard F. Powers, III*..............  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                       Kampen Investments. Chairman, Director and Chief Executive
P.O. Box 5555                          Officer of the Advisers, the Distributor, Van Kampen
Oakbrook Terrace, IL 60181-5555        Advisors Inc. and Van Kampen Management Inc. Director and
Date of Birth: 02/02/46                officer of certain other subsidiaries of Van Kampen
Age: 54                                Investments. Trustee/Director and President of each of the funds in the Fund Complex. Trustee, President and Chairman of the Board of other investment companies advised by the
                                       Advisers and their affiliates, and Chief Executive Officer of Van Kampen Exchange Fund. Prior to May 1998, Executive
                                       Vice President and Director of Marketing at Morgan Stanley
                                       Dean Witter and Director of Dean Witter Discover & Co. and
                                       Dean Witter Realty. Prior to 1996, Director of Dean Witter
                                       Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

     * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

                                                                    PACE SPT SAI

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell and Tanya M. Loden, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd......................  Executive Vice President and Chief Investment Officer of Van
Date of Birth: 11/16/40                Kampen Investments, and President and Chief Operating
Executive Vice President and           Officer of the Advisers. Executive Vice President and Chief
Chief Investment Officer               Investment Officer of each of the funds in the Fund Complex
Age: 59                                and certain other investment companies advised by the
                                       Advisers or their affiliates. Prior to April 2000, Vice
                                       President and Chief Investment Officer of the Advisers.
                                       Prior to October 1998, Vice President and Senior Portfolio
                                       Manager with AIM Capital Management, Inc. Prior to February
                                       1998, Senior Vice President and Portfolio Manager of Van
                                       Kampen American Capital Asset Management, Inc., Van Kampen
                                       American Capital Investment Advisory Corp. and Van Kampen
                                       American Capital Management, Inc.
John H. Zimmermann, III..............  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                Investments, President and Director of the Distributor and
Vice President                         President of Van Kampen Insurance Agency of Illinois Inc.
Age: 42                                Vice President of each of the funds in the Fund Complex.
                                       From November 1992 to December 1997, Senior Vice President
                                       of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby deleted in its entirety.

     (6) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (7) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

     The Distributor has entered into agreements with the following firms: (i) Merrill Lynch, Pierce, Fenner & Smith, Incorporated, (ii) Salomon Smith Barney Inc., (iii) The Prudential Insurance Company of America, (iv) Buck Consultants, Inc. and (v) The Vanguard Group, Inc. Shares of the Fund will be offered pursuant to such firm's retirement plan alliance program(s). Trustees and other fiduciaries of retirement plans seeking to invest in multiple fund families through broker-dealer retirement plan alliance program should contact the firms mentioned above for further information concerning the program(s) including, but not limited to, minimum investment and operational requirements.

     (8) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. PricewaterhouseCoopers

LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE